ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Allocation of Purchase Price
The following table summarizes the final values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$2,712
Net working capital	(640)
Deferred revenue	(914)
Identifiable intangible assets	16,064
Goodwill	8,699
Deferred income tax liability	(4,819)
Fair value of net assets acquired	$21,102
The following table summarizes the values assigned to the assets acquired at the acquisition date:

Amount
Assets acquired
Cash	$218
Net working capital	42
Tangible assets	3
Deferred revenue	(5)
Identifiable intangible assets	1,853
Goodwill	2,377
Deferred income tax liability	(483)
Fair value of net assets acquired	$4,005

Components of the Identifiable Intangible Assets Acquired	The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$14,646
Brand	5 years	1,418
		$16,064
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life	Amount
Customer relationships	10 years	$1,542
Brand	5 years	311
		$1,853

Schedule of Disposal of Business
The gain on sale of the Automotive Business consists of the following:

Amount
Total gross proceeds	$165,000
Transaction costs	(4,011)
Working capital adjustment	(11,122)
Net proceeds	149,867
Net assets disposed (including cash sold of $5,711)	(122,730)
Gain on disposal before income taxes	27,137
Income tax expense	(11,914)
Gain on disposal, net of taxes	$15,223
As at December 31, 2021, we retained $11,165 (2020 — $12,689) royalty accruals relating to the Automotive Business of which $1,082 (2020 — $1,146) is included in Accounts payable and accrued liabilities and $10,083 (2020 — $11,543) is included in Long-term obligations. As at December 31, 2021, we retained product warranties of $1,528 (2020 — $1,528) relating to the Automotive Business, which is included in Accounts Payable and accrued liabilities.

The results related to the Automotive business have been presented as discontinued operations in the consolidated statements of operations and comprehensive loss and were as follows:

	2021	2020
Revenue	$—	$196,609
Cost of sales	—	169,108
Gross margin	—	27,501
Expenses	285	19,878
Gain on sale of Automotive Business	—	(27,137)
Earnings before income taxes	(285)	34,760
Income tax expense on gain of sale of Automotive Business	—	(11,914)
Income tax expense	—	(2,036)
Net earnings from discontinued operations	$(285)	$20,810

The cash flows related to the Automotive business included in the consolidated statements of cash flows were as follows:
	2021	2020
Cash flows used in discontinued operations
Net cash used in operating activities	$(860)	$(2,919)
Net cash used in investing activities(1)	—	(1,277)
Net cash used in discontinued operations	$(860)	$(4,196)
(1) Net cash used in investing activities does not include proceeds from sale of the Automotive Business.